VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s	)	Value
MUNICIPAL BONDS: 98.7%
Alabama: 2.5%
Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/27 (c)	$985		$1,106,020
Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	125		126,859
Black Belt Energy Gas District Gas, Project No. 4, Series A (RB) 4.00%, 12/01/25 (c) (p)	1,000		1,003,591
County of Jefferson (RB) 5.00%, 03/15/27 (c)	525		578,290
Jefferson County, Series A (GO)
5.00%, 04/01/24	290		298,575
5.00%, 04/01/25	340		357,964
Lower Alabama Gas District, Project No. 2 (RB) (SAW) 4.00%, 12/01/25 (c) (p)	1,500		1,507,190
Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 06/01/24 (c) (p)	250		250,590
Tuscaloosa City Board of Education (RB)
5.00%, 08/01/26 (c)	1,055		1,150,810
5.00%, 08/01/26 (c)	825		899,923
			7,279,812
Arizona: 1.1%
City of Phoenix, Civic Improvement Corp., Junior Lien Airport, Series D (RB) 5.00%, 07/01/23	250		252,573
Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 5.00%, 01/01/26	700		752,298
Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/24	250		258,890
Maricopa County Special Health Care District, Series D (GO) 5.00%, 07/01/23	500		505,147
Pima County (GO) 4.00%, 07/01/23	310		312,090
Salt River Project Agricultural Improvement & Power District, Series A (RB)
5.00%, 01/01/26	500		540,587
5.00%, 01/01/27	500		554,479
			3,176,064
California: 17.7%
Bay Area Toll Authority, San Francisco Bay Area, Series A (RB) 2.95%, 04/01/26 (c) (p)	1,205		1,207,631
	Par (000’s	)	Value
California (continued)
Bay Area Toll Authority, Series B (RB) 2.85%, 04/01/25 (c) (p)	$395		$394,780
Bay Area Toll Authority, Series G (RB) 2.00%, 04/01/24 (c) (p)	725		713,779
California Community Choice Financing Authority, Clean Energy, Series A-1 (RB) 4.00%, 08/01/28 (c) (p)	500		507,936
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-2 (RB) 4.00%, 10/01/24 (c) (p)	500		511,937
California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	335		329,656
California Health Facilities Financing Authority, Providence St. Joseph Health, Series C (RB) 5.00%, 10/01/25 (p)	585		620,527
California Infrastructure And Economic Development Bank, Series B-2 (RB) 3.00%, 10/01/26 (c) (p)	500		509,036
California State Public Works Board, Various Capital Projects, Series B (RB)
5.00%, 10/01/26	885		977,321
5.00%, 10/01/27 (c)	835		944,914
California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 09/01/26	500		550,993
California Statewide Communities Development Authority, Cottage Health System Obligated Group (RB) 5.00%, 11/01/24 (c)	900		940,290
Chino Basin Regional Financing Authority, Series B (RB) 4.00%, 08/01/25 (c)	405		423,092
City & County of San Francisco, Series B (CP) 5.00%, 04/01/25	100		105,718
City & County of San Francisco, Series R-1 (GO)
4.00%, 06/15/23 (c)	1,000		1,007,055
5.00%, 06/15/25	250		266,968
City of Los Angeles, Department of Airports, Los Angeles International Airport, Series B (RB) 5.00%, 05/15/26	500		546,009

1

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
California (continued)
Foothill-Eastern Transportation Corridor Agency, Series A (RB) 0.00%, 01/01/27 ^	$500		$456,733
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
5.00%, 06/01/23 (c)	500		504,584
5.00%, 06/01/25 (c)	1,870		1,990,246
5.00%, 06/01/25 (c)	1,000		1,064,303
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) (AGM) 0.00%, 06/01/26 ^	1,000		926,776
Grossmont-Cuyamaca Community College District (GO) 5.00%, 08/01/24	265		275,639
Los Angeles Community College District/CA, Series C (GO) 5.00%, 08/01/26	500		550,541
Los Angeles Department of Water & Power, Series B (RB)
5.00%, 07/01/23	550		556,256
5.00%, 07/01/24	250		259,813
Los Angeles Unified School District, Series A (GO)
5.00%, 07/01/24	875		909,095
5.00%, 07/01/26	800		878,949
Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	130		131,376
Metropolitan Water District of Southern California, Series B (RB)
5.00%, 07/01/23 (c)	450		454,976
5.00%, 07/01/24 (c)	1,000		1,038,211
Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,000		1,006,083
Oakland Unified School District, Series A (GO)
5.00%, 08/01/23	350		354,326
5.00%, 08/01/25 (c)	1,000		1,069,333
Orange County Transportation Authority, I-405 Improvement Project (RB)
4.00%, 10/15/24	675		693,761
5.00%, 10/15/24	750		783,290
Orange County Water District, Series A (CP) 2.00%, 02/21/23 (c)	205		204,597
	Par (000’s	)	Value
California (continued)
Public Utilities Commission of the City & County of San Francisco, Wastewater Revenue, Series B (RB) 2.12%, 10/01/23 (c) (p)	$930		$923,820
Regents of The University Of California, Limited Project, Series I (RB) 5.00%, 05/15/23	485		488,745
Sacramento Municipal Utility District, Series B (RB) 5.00%, 10/15/25 (c) (p)	485		510,699
San Bernardino Community College District, Series A (GO)
4.00%, 08/01/23 (c)	1,275		1,286,392
4.00%, 08/16/27 (c)	540		585,539
San Bernardino County, Capital Facilities, Project B (CP) 6.88%, 08/01/24	1,035		1,096,924
San Joaquin Hills, Agency Toll Road (RB)
0.00%, 01/01/24 ^	1,000		977,524
0.00%, 01/01/25 ^	500		477,653
Southern California Public Power Authority. Windy Point/Windy Flats Project (RB) 5.00%, 01/01/24 (c)	725		742,950
Southwestern Community College District, Series D (GO) 5.00%, 08/01/25 (c)	500		535,676
State of California Department of Water Resources (RB) 5.00%, 12/01/26	500		555,866
State of California, Various Purpose (GO)
3.00%, 03/01/26	1,000		1,013,534
4.00%, 10/01/27	1,100		1,195,297
4.00%, 11/01/24	300		308,803
4.00%, 03/01/24	500		509,269
5.00%, 10/01/23	250		254,462
5.00%, 10/01/24	555		580,198
5.00%, 10/01/24	100		104,540
5.00%, 10/01/27	530		600,037
5.00%, 10/01/27	1,000		1,132,145
5.00%, 10/01/27	500		566,073
5.00%, 11/01/23	525		535,547
5.00%, 11/01/26	915		1,012,938
5.00%, 11/01/27 (c)	1,000		1,133,842
5.00%, 11/01/28	910		1,056,005
5.00%, 12/01/27	500		568,371
5.00%, 04/01/24	300		309,432
5.00%, 04/01/25	300		318,003
5.00%, 04/01/27	750		838,728
5.00%, 08/01/24	325		338,243
5.00%, 08/01/25	1,500		1,605,135
5.00%, 08/01/26	295		324,504
5.00%, 08/01/27	1,305		1,471,474
5.00%, 09/01/23	1,000		1,015,627
5.00%, 09/01/25	300		321,786

2

	Par (000’s	)	Value
California (continued)
5.00%, 09/01/26	$1,000		$1,102,351
State Public Works Board, Series C (RB) 5.00%, 11/01/27	525		595,327
			51,659,989
Colorado: 1.5%
Colorado Health Facilities Authority, Sanford, Series A (RB) 5.00%, 11/01/25	500		531,695
Douglas County School District No. RE-1 (GO) (SAW) 5.00%, 12/15/24	1,000		1,049,347
Larimer County School District No. R-1 (GO) (SAW) 5.00%, 12/15/23	450		460,174
Regional Transportation District, Fastracks Project, Series B (RB) 5.00%, 11/01/28	1,000		1,151,651
State of Colorado, Series A (CP) 5.00%, 12/15/26	500		551,906
University of Colorado, Series A-2 (RB) 4.00%, 06/01/28 (c)	500		545,949
			4,290,722
Connecticut: 2.8%
Connecticut Housing Finance Authority, Housing Mortgage Program, Sereies B-5 (RB) 0.45%, 05/15/24 (c) (p)	250		239,484
Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series C-2 (RB) 5.00%, 02/13/23 (p)	390		390,000
State of Connecticut, Series A (GO)
5.00%, 04/15/23	375		376,916
5.00%, 04/15/23	265		266,354
State of Connecticut, Series B (GO) 4.00%, 05/15/23	375		376,716
State of Connecticut, Series B (RB) 5.00%, 10/01/24	535		558,843
State of Connecticut, Series C (GO) 5.00%, 06/15/26	300		327,174
State of Connecticut, Series D (GO)
5.00%, 04/15/26	1,040		1,129,596
5.00%, 08/15/23	300		304,188
State of Connecticut, Series E (GO) 5.00%, 09/15/25	270		288,788
State of Connecticut, Special Tax Obligation, Series A (GO) 5.00%, 04/15/23	375		376,916
	Par (000’s	)	Value
Connecticut (continued)
State of Connecticut, Special Tax Obligation, Series A (ST) 5.00%, 05/01/28	$600		$683,948
State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 10/01/23	200		203,503
State of Connecticut, State Revolving Fund, Series B (RB) 5.00%, 06/01/26	275		300,087
State of Connecticut, Transportation Infrastructure Purposes, Series A (ST) 5.00%, 05/01/26	1,015		1,103,970
University of Connecticut, Series A (RB)
5.00%, 04/15/24	575		592,585
5.00%, 04/15/26	550		596,849
			8,115,917
Delaware: 0.5%
Delaware State Economic Development Authority, NRG Energy Project, Series A (RB) 1.25%, 10/01/25 (c) (p)	500		463,739
Delaware Transportation Authority (RB) 5.00%, 07/01/26	500		547,609
State of Delaware, Series A (GO) 5.00%, 10/01/25	410		440,267
			1,451,615
District of Columbia: 1.2%
District of Columbia, Series B (GO) 5.00%, 06/01/25	120		127,745
District of Columbia, Series C (RB) 5.00%, 10/01/26	785		865,720
District of Columbia, Series D (GO) 5.00%, 06/01/25	315		335,329
District of Columbia, Series E (GO) 5.00%, 06/01/25	500		532,269
Metropolitan Washington Airports Authority, Dulles Toll Road (RB) (AGC) 6.50%, 10/01/26 (c)	1,000		1,147,854
Washington Metropolitan Area Transit Authority, Series A-1 (RB)
5.00%, 07/01/24	225		233,161
5.00%, 07/01/25	100		106,413
5.00%, 07/01/27	200		223,434
			3,571,925
Florida: 2.6%
Central Florida Expressway Authority (RB) (AGM) 5.00%, 07/01/27	500		557,247

3

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Florida (continued)
Central Florida Expressway Authority, Series B (RB) 5.00%, 07/01/26	$300		$326,806
County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/28	1,000		1,146,751
Florida Department of Management Services, Series A (CP) 5.00%, 11/01/26	250		274,859
Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/24	1,000		1,036,197
Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,155		1,229,352
Miami-Dade County, Florida Water And Sewer System Revenue Refunding Bonds, Series B (RB) 5.00%, 10/01/27	500		561,096
School District of Broward County, Series C (CP) 5.00%, 07/01/24	340		351,417
State of Florida, Board of Education, Lottery Revenue, Series A (RB)
5.00%, 07/01/23	450		454,576
5.00%, 07/01/24	650		674,127
State of Florida, Department of Management Services, Series A (RB) 5.00%, 09/01/23	180		182,708
State of Florida, Department Of Management Services, Series A (RB) 5.00%, 09/01/25	750		802,315
			7,597,451
Georgia: 3.4%
Burke County Development Authority, Series F (RB) 3.00%, 02/13/23 (p)	500		500,000
City of Atlanta, Water and Wastewater, Series A (RB) 5.00%, 11/01/24	500		523,173
Main Street Natural Gas, Inc., Series A (RB)
4.00%, 09/01/23 (c) (p)	500		502,020
4.00%, 09/01/27 (c) (p)	1,250		1,274,556
Main Street Natural Gas, Inc., Series B (RB) 4.00%, 12/02/24 (c) (p)	1,500		1,510,128
Main Street Natural Gas, Inc., Series C (RB) 4.00%, 09/01/26 (c) (p)	2,000		2,012,679
State of Georgia, Series A (GO) 5.00%, 02/01/23	160		160,000
	Par (000’s	)	Value
Georgia (continued)
5.00%, 02/01/25	$250		$263,473
5.00%, 08/01/26	700		768,270
State of Georgia, Series C (GO)
5.00%, 07/01/24	250		259,422
5.00%, 07/01/26	1,000		1,095,217
State of Georgia, Series E (GO) 5.00%, 12/01/24	1,100		1,154,115
			10,023,053
Guam: 0.3%
Guam Government, Waterworks Authority, Water and Wastewater System (RB) 5.50%, 07/01/23 (c)	1,000		1,012,629
Hawaii: 0.5%
City & County of Honolulu, Rail Transit Project, Series E (GO)
5.00%, 03/01/26	785		851,311
5.00%, 03/01/27	500		555,718
State of Hawaii, Series FN (GO) 5.00%, 10/01/24	110		114,994
			1,522,023
Illinois: 4.8%
Chicago O’Hare International Airport, Series B (RB) (AGM) 5.00%, 01/01/26	500		538,235
Chicago O’Hare International Airport, Series C (RB)
5.00%, 01/01/24	115		117,618
5.00%, 01/01/26	315		339,088
Chicago Park District, Series A (GO) (NATL) 5.50%, 01/01/24 (c)	1,375		1,413,866
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
5.00%, 06/01/23	350		352,520
5.00%, 06/01/25	340		355,379
City of Chicago, Series A (GO) 5.00%, 01/01/27	500		523,237
Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/25	200		215,151
Cook County, Series A (GO) 5.00%, 11/15/26	300		325,247
Illinois Finance Authority, Clean Water Initiative (RB)
5.00%, 01/01/24	155		158,657
5.00%, 01/01/25	600		630,228
5.00%, 01/01/28	500		565,272
5.00%, 07/01/27	685		765,567
Illinois Finance Authority, Clean Water Initiative (RB) (AGM) 5.00%, 07/01/24	500		518,418

4

	Par (000’s	)	Value
Illinois (continued)
Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB) 5.00%, 07/15/23	$250		$252,763
Illinois State Toll Highway Authority, Series A (RB) 5.00%, 01/01/27	415		458,735
Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/27	650		718,501
Regional Transportation Authority of Illinois, Series A (RB) 5.00%, 07/01/24	495		512,112
Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/24	550		561,868
State of Illinois (GO) 5.00%, 02/01/23	350		350,000
State of Illinois (GO) (AGC)
5.50%, 05/01/24	250		258,087
5.50%, 05/01/25	335		353,577
State of Illinois, Series A (RB) 4.00%, 06/15/28	580		595,447
State of Illinois, Series B (GO) 5.00%, 09/01/25	400		420,035
State of Illinois, Series D (GO)
5.00%, 11/01/23	500		508,180
5.00%, 11/01/25	1,345		1,415,816
5.00%, 11/01/26	800		853,383
			14,076,987
Indiana: 1.0%
Indiana Finance Authority Hospital, Series 2012A, Community Health Network Project (RB) 5.00%, 05/01/23 (c)	1,000		1,006,411
Indiana Finance Authority, Indiana University Health, Series C (RB) 5.00%, 12/01/23	500		510,130
Indiana Finance Authority, Series C (RB) 5.00%, 12/01/24	575		602,864
Indiana Finance Authority, Series E (RB)
5.00%, 02/01/24	500		513,187
5.00%, 02/01/25	250		263,623
			2,896,215
Iowa: 0.1%
Iowa Finance Authority (RB) 5.00%, 08/01/23	250		253,289
Kentucky: 1.3%
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
4.00%, 01/01/25 (c) (p)	1,085		1,085,104
4.00%, 07/01/23	200		200,286
	Par (000’s	)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Gas Supply, Series C-1 (RB) 4.00%, 06/01/25 (c) (p)	$1,100		$1,103,275
Kentucky State Property & Building Commission (RB) 5.00%, 05/01/26	275		297,218
Kentucky Turnpike Authority, Series B (RB) 5.00%, 07/01/24	125		129,268
Louisville & Jefferson County, Metro Government, Norton Healtcare, Inc., Series C (RB) 5.00%, 10/01/26 (c) (p)	1,000		1,065,273
			3,880,424
Louisiana: 0.8%
Louisiana Public Facilities Authority, Ochsner Clinic Project, Series B (RB) (SAW) 5.00%, 05/15/25 (c) (p)	500		523,040
Louisiana State Citizens Property Insurance Corp., Series 2 (RB) 5.00%, 06/01/23	590		594,819
St. John Baptist Parish, Marathon Oil Co., Series B-2 (RB) 2.38%, 07/01/26 (p)	750		710,306
State of Louisiana, Series A (GO) 5.00%, 03/01/26	335		363,194
			2,191,359
Maine: 0.2%
State of Maine, Series B (GO) (SBG) 5.00%, 06/01/25	500		531,799
Maryland: 2.3%
County of Montgomery, Consolidated Public Improvement, Series A (GO) 5.00%, 11/01/26	265		292,759
Department of Transportation of Maryland, Series B (RB) 5.00%, 12/01/23	500		510,962
Prince George’s County, Series A (GO) 5.00%, 07/15/25	425		453,685
State of Maryland, Department of Transportation (RB)
4.00%, 11/01/24 (c)	500		515,544
5.00%, 10/01/26	595		655,740
5.00%, 05/01/23	500		503,243
5.00%, 09/01/24	165		171,975
State of Maryland, Series B (GO)
5.00%, 08/01/24	550		571,997
5.00%, 08/01/25	500		534,415

5

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Maryland (continued)
State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/15/24	$1,500		$1,544,482
State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/24	250		259,999
State of Maryland, State and Local Facilities Loan, Second Series A (GO) 5.00%, 08/01/25	500		534,415
			6,549,216
Massachusetts: 3.5%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/23 (c)	860		868,689
Commonwealth of Massachusetts, Series A (GO)
5.00%, 01/01/26	250		270,294
5.00%, 01/01/27	710		787,360
Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/26	400		440,833
Commonwealth of Massachusetts, Series D (GO)
5.00%, 07/01/23	900		909,863
5.00%, 07/01/27	250		280,636
Commonwealth of Massachusetts, Series E (GO)
3.00%, 12/01/25	750		762,793
5.00%, 11/01/26	295		325,789
Commonwealth of Massachusetts, Series E (GO) (AGM) 5.00%, 09/01/26	250		274,951
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds Series A, Subseries A-1 & Subseries A-2 (RB) 5.00%, 07/01/24	515		533,605
Massachusetts Development Finance Agency, Broad Institute (RB) 5.00%, 04/01/26	450		486,869
Massachusetts Development Finance Agency, Harvard University Issue, Series A (RB)
5.00%, 10/15/25	900		966,030
5.00%, 10/15/26	500		551,951
Massachusetts Development Finance Agency, Partners Healthcare System, Series S-4 (RB) 5.00%, 01/25/24 (p)	250		255,086
	Par (000’s	)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency Housing Bonds, Series B-2 (RB) 0.90%, 12/01/24 (c)	$1,000		$917,547
Massachusetts School Building Authority, Series A (RB) 5.00%, 05/15/23 (c)	500		503,713
Massachusetts State College Building Authority, Series A (RB) 5.00%, 05/01/25 (c)	775		821,681
Massachusetts Water Resources Authority (RB) 5.00%, 08/01/23	170		172,220
			10,129,910
Michigan: 1.3%
City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	1,000		1,027,632
Great Lakes Water Authority Water Supply System, Series A (RB) 5.00%, 07/01/24	590		611,398
Michigan State Building Authority, Series I (RB) 5.00%, 04/15/26	250		271,101
Regents of The University of Michigan, Series A (RB) 5.00%, 04/01/23	180		180,770
State of Michigan, Grant Anticipation (RB)
5.00%, 03/15/24	650		669,276
5.00%, 03/15/26	1,065		1,154,736
			3,914,913
Minnesota: 1.0%
Minneapolis-St. Paul Metropolitan Area, Series C (GO) 5.00%, 12/01/26	1,000		1,106,661
State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/24	1,200		1,247,994
State of Minnesota, Various Purpose, Series D (GO) 5.00%, 08/01/26	400		439,012
			2,793,667
Missouri: 0.6%
City of St. Louis, St. Louis Lambert International Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,000		1,010,085
Health & Educational Facilities Authority, Mercy Health, Series A (RB) 5.00%, 06/01/25	150		158,068

6

	Par (000’s	)	Value
Missouri (continued)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water, Series B (RB) 5.00%, 07/01/25 (c)	$500		$532,430
			1,700,583
Nebraska: 0.2%
Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 01/01/24 (c) (p)	500		505,511
Nevada: 0.8%
Clark County (GO) 5.00%, 06/01/25	1,090		1,156,763
County of Clark, Nevada McCarran International Airport, Series A (RB) 5.00%, 07/01/23	300		303,088
County of Clark, Series B (GO) 5.00%, 11/01/23	450		458,838
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	300		314,483
			2,233,172
New Jersey: 3.1%
New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/24	100		103,987
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB) 5.25%, 06/15/25 (c)	500		535,189
New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
5.00%, 06/15/23	1,000		1,008,433
5.00%, 06/15/24	575		592,815
New Jersey Educational Facilities Authority, Princeton University, Series B (RB) 5.00%, 07/01/25	1,000		1,068,515
New Jersey Educational Facilities Authority, Princeton University, Series I (RB) 5.00%, 07/01/25	225		240,416
New Jersey Health Care Facilities Financing Authority, AHS Hospital Corp. (RB) 5.00%, 07/01/23	300		303,038
New Jersey Health Care Facilities Financing Authority, Valley Health System (RB) 5.00%, 07/01/26	300		320,886
	Par (000’s	)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Series A (RB) (AGM) 5.00%, 12/01/23	$500		$510,130
New Jersey Transportation Trust Fund Authority, Series A (RB)
5.00%, 12/15/23	1,175		1,197,886
5.00%, 06/15/24	1,410		1,453,686
State of New Jersey, Covid-19 General Emergency, Series A (GO) 5.00%, 06/01/27	500		556,627
State of New Jersey, Various Purposes (GO)
2.00%, 06/01/25	500		491,842
2.00%, 06/01/26	500		489,293
Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	290		292,143
			9,164,886
New Mexico: 0.6%
State of New Mexico, Series A (GO) 5.00%, 03/01/23	320		320,673
State of New Mexico, Series A (RB) 5.00%, 07/01/27	840		940,677
State of New Mexico, Series B (GO)
5.00%, 03/01/23	340		340,715
5.00%, 03/01/25	250		263,810
			1,865,875
New York: 13.8%
City of New York, Series A (GO)
4.00%, 08/01/23	250		251,986
5.00%, 08/01/23	100		101,285
5.00%, 08/01/24	1,500		1,558,641
City of New York, Series C (GO) 5.00%, 08/01/24	750		779,320
City of New York, Series C (GO) (SD CRED PROG) 5.00%, 08/01/27	500		561,494
City of New York, Series C and D (GO)
5.00%, 08/01/23	320		324,114
5.00%, 08/01/26	325		356,467
City of New York, Series E (GO) 5.00%, 08/01/24	255		264,969
City of New York, Series F-1 (GO) 5.00%, 03/01/27	410		455,859
City of New York, Series J-9 (GO) 5.00%, 08/01/26	500		548,410
County of Nassau, Series C (GO) 5.00%, 10/01/24	200		208,479
Hudson Yards Infrastructure Corp., Series A (RB) 5.00%, 02/15/23	100		100,090

7

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
New York (continued)
Long Island Power Authority Electric System (RB) (BAM) 5.00%, 09/01/26	$510		$560,160
Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/24 (p)	2,000		2,050,458
Metropolitan Transportation Authority, Series A-2 (RB) (SD CRED PROG) 5.00%, 05/15/24 (p)	1,160		1,186,218
Metropolitan Transportation Authority, Series B (RB)
5.00%, 11/15/23	290		293,848
5.00%, 11/15/24	390		403,201
5.00%, 11/15/26	500		532,760
5.00%, 11/15/26	255		271,708
Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	500		506,651
New York City Housing Development Corp., Multi- Family Housing, Series F-2 (RB) (FHA 542 (C)) 0.60%, 07/01/25 (c) (p)	305		285,135
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series A (RB) (AGM) 5.00%, 01/01/27	750		816,383
New York City Transitional Finance Authority Future Tax Secured, Series A (RB) 5.00%, 11/01/27	440		497,875
New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW)
5.00%, 07/15/24	550		571,454
5.00%, 07/15/25	570		608,541
New York City Transitional Finance Authority, Fiscal Series A, Subseries A-1 (RB) 5.00%, 11/01/26	1,000		1,104,369
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 (RB) 5.00%, 05/01/23	575		578,730
New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/26	550		607,403
New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/23	1,000		1,019,715
New York City Water & Sewer System, Series BB-2 (RB) 5.00%, 12/15/23 (c)	700		715,399
	Par (000’s	)	Value
New York (continued)
New York City Water & Sewer System, Series BB-2 (RB) (AGM) 5.00%, 12/15/24 (c)	$430		$451,704
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB) 5.00%, 08/01/24	300		304,545
New York State Dormitory Authority, New York Cornell University, Series A (RB) 5.00%, 07/01/26	700		768,594
New York State Dormitory Authority, New York University, Series A (RB) 5.00%, 07/01/24	110		114,146
New York State Dormitory Authority, Personal Income Tax, Series A (RB)
5.00%, 02/15/23	220		220,209
5.00%, 02/15/25	140		147,859
5.00%, 03/15/23	290		290,916
5.00%, 03/15/27	300		334,739
5.00%, 03/15/27	500		556,443
New York State Dormitory Authority, Personal Income Tax, Series B (RB) 5.00%, 02/15/27	510		568,315
New York State Dormitory Authority, Personal Income Tax, Series D (RB)
5.00%, 02/15/23	1,070		1,070,996
5.00%, 02/15/27	25		27,767
New York State Dormitory Authority, Personal Income Tax, Series D (RB) (BAM) 5.00%, 02/15/25	1,000		1,055,430
New York State Dormitory Authority, School District Financing Program, Series A (RB) (SAW) 5.00%, 10/01/26	400		438,609
New York State Dormitory Authority, Series A (RB) 5.00%, 02/15/27	500		557,583
New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/28	640		731,521
New York State Dormitory Authority, State Sales Tax, Series B (RB) 5.00%, 09/15/25 (c)	500		535,517
New York State Dormitory Authority, State Sales Tax, Series C (RB)
5.00%, 03/15/24	155		159,625
5.00%, 03/15/25	1,035		1,093,430

8

	Par (000’s	)	Value
New York (continued)
New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	$680		$739,857
New York State Dormitory Authority, State University Dormitory Facilities, Series A (RB) 5.00%, 07/01/25	500		531,701
New York State Environmental Facilities Corp., State Clean Water And Drinking Water Revolving Funds, Series B (RB) 5.00%, 06/15/28	605		694,791
New York State Housing Finance Agency, Series A-2, Series B-2, Series C (RB) 2.50%, 05/01/27 (c) (p)	975		948,774
New York State Housing Finance Agency, Series I (RB) (SAW) 1.75%, 02/21/23 (c)	700		689,030
New York State Housing Finance Agency, Series L-2 (RB) 0.75%, 02/21/23 (c)	750		692,089
New York State Thruway Authority, Series L (RB) 5.00%, 01/01/24	165		168,756
New York State Urban Development Corp., State Personal Income, Series A (RB)
5.00%, 03/15/25	5		5,277
5.00%, 03/15/25	495		523,209
5.00%, 03/15/26 (c)	500		539,930
5.00%, 03/15/27	690		766,724
New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/25	500		528,494
Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26	530		540,946
Triborough Bridge & Tunnel Authority, Series A-2 (RB) 2.00%, 05/15/26 (p)	875		848,943
Triborough Bridge & Tunnel Authority, Series A (RB)
5.00%, 11/15/26	1,000		1,105,824
5.00%, 11/15/27	500		566,781
5.00%, 11/15/28	1,000		1,160,266
Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 05/15/26 (p)	1,000		1,074,528
	Par (000’s	)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, Series C-1B (RB) 5.00%, 05/15/26 (p)	$500		$537,100
			40,212,090
North Carolina: 1.9%
City of Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/23	500		505,459
County of Guilford, Series B (GO) 5.00%, 05/01/24	500		516,621
County of Wake (GO) 5.00%, 04/01/27	300		334,855
County of Wake (RB) 5.00%, 09/01/26	375		411,882
North Carolina Medical Care Commission Hospital, Caromont Health, Series B (RB) 5.00%, 02/01/26 (p)	500		534,801
North Carolina Turnpike Authority, Triangle Expressway System (RB) (BAM) 5.00%, 02/01/24	2,125		2,174,897
State of North Carolina, Grant Anticipation Vehicle (RB) 5.00%, 03/01/23	500		501,010
State of North Carolina, Series B (GO) 5.00%, 06/01/23	575		580,022
			5,559,547
Ohio: 2.6%
American Municipal Power, Inc., Combined Hydroelectric Projects, Series A (RB) 5.00%, 02/15/28	1,000		1,118,969
County of Allen, Ohio Hospital Facilities, Mercy Health, Series A (RB)
5.00%, 08/01/25	100		105,906
5.00%, 08/01/26	410		443,786
County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/25	500		537,164
Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	1,730		1,813,835
Lancaster Port Authority (RB) (SBG) 5.00%, 02/01/25 (c) (p)	485		499,358
Lucas-Plaza Hsg Development Corp., Bds Plaza Section 8, Proj B (RB) (FHA) 0.00%, 06/01/24 ^	500		483,476

9

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s	)	Value
Ohio (continued)
Ohio Turnpike and Infrastructure Commission, Series A (RB) 5.00%, 02/15/26	$460		$497,886
State of Ohio, Common School, Series B (GO) 5.00%, 09/15/25	100		107,170
State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 5.00%, 12/01/23	560		571,904
State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/27	500		516,308
State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	1,000		1,006,411
			7,702,173
Oklahoma: 0.5%
Canadian County Educational Facilities Authority, Mustang Public Schools (RB) 5.00%, 09/01/26 (c)	535		582,215
Oklahoma County Independent School District, Series A (GO) 3.00%, 07/01/27	1,000		1,013,497
			1,595,712
Oregon: 0.8%
Beaverton School District 48J, Series B (GO) (SBG) 5.00%, 06/15/24 (c)	1,000		1,035,868
Linn and Benton Counties School District No. 8J (GO) (SBG) 5.00%, 06/15/26	350		381,703
Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	500		531,783
State of Oregon, Article Xi-Q State Projects, Series A (GO) 5.00%, 05/01/23	500		503,280
			2,452,634
Pennsylvania: 3.1%
City of Philadelphia, Series A (GO)
5.00%, 08/01/24	200		207,609
5.00%, 08/01/25	245		260,141
5.00%, 08/01/25	300		318,541
Commonwealth Financing Authority, Tobacco Master Settlement Payment (RB) 5.00%, 06/01/23	250		251,900
Commonwealth of Pennsylvania, First Series (GO)
5.00%, 01/01/26	560		603,316
5.00%, 01/01/27	315		347,698
	Par (000’s	)	Value
Pennsylvania (continued)
5.00%, 03/15/25 (c)	$500		$528,707
5.00%, 06/15/29	500		517,934
Commonwealth of Pennsylvania, First Series (GO) (SBG) 5.00%, 07/15/26	1,000		1,091,756
County of Lehig, Valley Health Network, Series A (RB) (SBG) 5.00%, 07/01/26	600		643,795
Delaware River Port Authority, Series B (RB) 5.00%, 01/01/25	350		367,162
Montgomery County, Higher Education and Health Authority, Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	500		506,216
Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	150		152,845
Pennsylvania Turnpike Commission, Series B-2 (RB) 5.00%, 06/01/26	500		540,585
Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	660		699,041
Southeastern Pennsylvania Transportation Authority, Federal Transit Administration Section 5337 (RB) 5.00%, 06/01/23	115		115,943
Westmoreland County (RB) 5.00%, 08/15/31	1,185		1,201,600
Westmoreland County Municipal Authority (RB) (BAM) 5.00%, 08/15/25 (c)	765		805,167
			9,159,956
Rhode Island: 0.2%
Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds, Series A (RB) 5.00%, 06/01/25 (c)	500		516,848
South Carolina: 1.0%
County of Charleston, Series C (GO) (SAW) 5.00%, 11/01/24	510		533,368
County of Richland, Series A (GO) (SAW) 5.00%, 03/01/26	500		543,171
Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 02/01/24 (c) (p)	1,765		1,776,539
			2,853,078

10

	Par
	(000’s	)	Value
South Dakota: 0.2%
South Dakota Health And Educational Facilities Authority, Series A, Avera Health (RB) 5.00%, 07/01/24 (c) (p)	$535		$549,138
Tennessee: 1.3%
Metropolitan Government of Nashville & Davidson County (GO)
5.00%, 07/01/24	200		207,396
5.00%, 07/01/26	525		574,081
Metropolitan Government of Nashville & Davidson County, Series C (GO) (SBG) 5.00%, 01/01/24	500		511,750
Tennessee Energy Acquisition Corp., Gas Project (RB) 4.00%, 11/01/25 (c) (p)	1,775		1,783,946
Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 05/01/23 (c) (p)	560		560,599
			3,637,772
Texas: 8.9%
Bexar County (GO) 5.00%, 06/15/26 (c)	500		544,609
Board of Regents of the University of Texas System, Series H (RB) 5.00%, 08/15/23	275		278,986
City of Denton, Utility System (RB) 5.00%, 12/01/26	310		338,756
City of Houston, Airport System, Series D (RB)
5.00%, 07/01/23	500		505,105
5.00%, 07/01/24	250		258,819
City of Houston, Series A (GO)
5.00%, 03/01/23	250		250,513
5.00%, 03/01/24 (c)	750		770,724
City of San Antonio, Electric and Gas Systems (RB) 5.00%, 08/01/26 (c)	630		688,520
City of San Antonio, General Improvement (GO) 5.00%, 08/01/25	500		533,659
Comal Independent School District (GO) 5.00%, 02/01/26	775		839,434
Conroe Independent School District, Unlimited Tax School Buildings, Series A (GO) 5.00%, 02/15/27	2,000		2,218,892
Dallas Area Rapid Transit, Series A (RB) 5.00%, 12/01/25 (c)	1,000		1,076,040
Dallas County Hospital District (GO) 5.00%, 08/15/23	950		962,751
	Par
	(000’s	)	Value
Texas (continued)
Dallas County, Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	$375		$380,174
Dallas Fort Worth International Airport, Series B (RB) 5.00%, 11/01/25	200		214,439
Dallas Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	500		516,645
Denton Independent School District, Series A (GO) 5.00%, 08/15/25 (c)	500		531,744
Dripping Springs Independent School District (GO) 4.00%, 02/15/24 (c)	1,000		1,016,276
Grand Parkway Transportation Corp. (RB) 5.00%, 02/01/23	325		325,000
Harris County, Texas Toll Road Senior Lien, Series A (RB) 5.00%, 08/15/27	1,000		1,121,254
Houston Community College System (GO) 5.00%, 02/15/23 (c)	1,000		1,000,931
Houston Independent School District, Limited Tax School House (GO)
5.00%, 02/15/24	155		159,218
5.00%, 02/15/26	250		270,513
Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/23	650		650,610
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	160		162,053
North Texas Thruway Authority, Series I (RB) (AGC) 6.20%, 01/01/25 (c)	1,000		1,071,550
North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 01/01/26 (c)	595		638,519
Pflugerville Independent School District (GO) 5.00%, 02/15/24 (c)	500		512,964
Pflugerville Independent School District, Series A (GO) 5.00%, 02/15/24	1,000		1,025,451
State of Texas, Water Infrastructure Fund, Series B-2 (GO) 5.00%, 08/01/24 (c)	430		447,522
State of Texas, Water Infrastructure Fund, Series B-3 (GO)
5.00%, 08/01/23	400		405,163
5.00%, 08/01/24	250		259,811

11

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par
	(000’s	)	Value
Texas (continued)
Texas A&M University, Series D (RB) 5.00%, 05/15/26	$820		$895,456
Texas Municipal Gas Acquisition & Supply Corp. III (RB) 5.00%, 12/15/26	600		629,473
Texas Water Development Board (RB)
5.00%, 04/15/26	1,000		1,085,504
5.00%, 08/01/23	350		354,604
5.00%, 08/01/25	225		239,977
Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	340		341,807
Texas Water Development Board, Series B (RB) 5.00%, 10/15/24	500		522,393
University of Houston, Series A (RB) 5.00%, 02/15/26	1,000		1,081,748
Ysleta Independent School District (GO) 5.00%, 08/15/25 (c)	650		694,580
			25,822,187
Utah: 0.5%
County of Utah, IHL Health Services Inc., Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	1,000		1,032,665
County of Utah, IHL Health Services Inc., Series B-2 (RB) 5.00%, 08/01/24 (c) (p)	500		511,044
			1,543,709
Virginia: 2.5%
City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/25	125		131,604
County of Fairfax, Public Improvement, Series A (GO) 4.00%, 10/01/24	285		293,027
County of Fairfax, Public Improvement, Series A (GO) (SAW) 4.00%, 10/01/23	275		277,871
Hampton Roads Transportation Accountability Commission (RB) 5.00%, 07/01/26	1,250		1,365,134
Rector And Visitors of The University Of Virginia, Series A (RB) 5.00%, 06/01/23 (c)	1,000		1,008,601
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB)
5.00%, 02/01/24	235		241,198
5.00%, 02/01/27	600		665,783
	Par
	(000’s	)	Value
Virginia (continued)
5.00%, 02/01/27	$250		$277,409
Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	250		250,000
Virginia Commonwealth Transportation Board (RB)
5.00%, 09/15/23	400		406,516
5.00%, 09/15/24	325		339,034
5.00%, 09/15/26 (c)	510		553,825
Virginia Public Building Authority, Series B (RB) 5.00%, 08/01/26	500		549,119
Wise County Industrial Development Authority, Virginia Electric and Power Co. Project, Series A (RB) (AGC) 0.75%, 09/02/25 (p)	1,000		919,288
			7,278,409
Washington: 3.3%
Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/25 (c)	1,000		1,074,963
City of Seattle, Municipal Light and Power Improvement, Series B (RB) 5.00%, 02/01/26	400		432,530
County of King, Sewer Improvement, Series B (RB) 5.00%, 07/01/26	200		218,490
Energy Northwest Project Electric, Series A (RB) 5.00%, 07/01/25	1,000		1,064,860
Energy Northwest Project Electric, Series C (RB)
5.00%, 07/01/24	450		466,640
5.00%, 07/01/25	1,375		1,464,183
Energy Northwest, Colombia Generating Station Electric, Series A (RB)
5.00%, 07/01/23	100		101,071
5.00%, 07/01/24	455		471,825
Energy Northwest, Project 3 Electric, Series A (RB) 5.00%, 07/01/27 (c)	725		810,920
State of New Mexico, Series A (GO) 5.00%, 06/01/26	1,000		1,091,225
State of Washington Various Purpose, Series D (GO) 5.00%, 02/01/24	200		205,255
State of Washington, Various Purpose, Series R-A (GO) 5.00%, 08/01/24	750		779,208

12

	Par
	(000’s	)	Value
Washington (continued)
Washington Health Care Facilities Authority, CommonSpirit Health, Series B-1 (RB) 5.00%, 08/01/24 (c) (p)	$1,000		$1,017,534
Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/25	270		281,149
			9,479,853
West Virginia: 0.7%
State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	410		416,168
State of West Virginia, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/26	1,000		1,090,407
West Virginia Hospital Finance Authority, United Health System Obligated Group, Series A (RB) 5.50%, 06/01/23 (c)	500		504,867
			2,011,442
	Par
	(000’s	)	Value
Wisconsin: 1.7%
City of Milwaukee, Series N4 (GO)
5.00%, 04/01/24	$225		$230,424
5.00%, 04/01/25	125		130,715
5.00%, 04/01/26	750		799,616
State of Wisconsin, Series 1 (RB) 5.00%, 07/01/29	500		505,396
State of Wisconsin, Series 2 (GO) 5.00%, 11/01/25	380		408,908
State of Wisconsin, Series A (GO)
5.00%, 05/01/25	500		530,569
5.00%, 05/01/25 (c)	500		530,004
State of Wisconsin, Series B (GO) 5.00%, 05/01/26	525		572,572
University of Wisconsin Hospitals And Clinics Authority, Series A (RB) 5.00%, 04/01/23 (c)	1,000		1,003,910
Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	120		124,539
			4,836,653
Total Municipal Bonds: 98.7% (Cost: $295,176,126)			287,600,207
Other assets less liabilities: 1.3%			3,669,362
NET ASSETS: 100.0%			$291,269,569

Definitions:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BAM	Build America Assurance Co.
CP	Certificate of Participation
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Putable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
13

VANECK SHORT MUNI ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	% of
Summary of Investments by Sector	Investments	Value
State GO	18.8%	$54,173,341
Refunded	14.8	42,672,075
Local GO	12.9	37,167,406
Tax	8.8	25,287,591
Utilities - Other	6.4	18,369,807
Transportation	5.9	16,894,791
Water & Sewer	5.5	15,871,819
Leasing COPS & Appropriations	4.3	12,491,560
Toll & Turnpike	4.3	12,360,150
Power	4.2	12,046,904
Education	4.2	11,932,278
Hospitals	4.1	11,720,811
Misc	1.7	5,010,039
Airport	1.4	4,085,060
Multi-Family Housing	1.3	3,772,060
Tobacco	0.7	1,987,668
Unassigned	0.4	1,046,541
Industrial Development Revenue	0.3	710,306
	100.0%	$287,600,207
14